COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Summary of Contractual Obligation, Fiscal Year Maturity
The Company has vendor commitments primarily relating to carrier and open purchase obligations that the Company incurs in the ordinary course of business. As of December 31, 2022, the purchase commitments were as follows:

(In thousands, USD)	Amount
2023	$29,012
2024	5,808
2025	7,590
2026	4,505
2027	4,773
Thereafter	5,000
Total	$56,688

Schedule of Future Minimum Lease Payments Under Operating Leases (ASC 840)
The future minimum lease payments under operating leases as of December 31, 2021, for the next five years were as follows:

(In thousands, USD)	Amount
2022	$2,924
2023	1,904
2024	1,495
2025	1,170
2026	958
Thereafter	3,412
Total	$11,863

Schedule of Future Minimum Lease Payments Under Capital Leases (ASC 840)
The future minimum lease payments under capital leases as of December 31, 2021, for the next five years were as follows:

(In thousands, USD)	Amount
2022	$207
2023	143
2024	119
2025	26
2026	—
Total minimum lease payments	$495
Interest expense	(40)
Total	$455